EATON VANCE TAX FREE RESERVES
                               24 Federal Street
                                Boston, MA 02110



                                                              September 15, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:  Rule 24f-2 Notice for
     Eaton Vance Tax Free Reserves
     1933 Act File No. 2-73244
     1940 Act File no. 811-3226

     In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Tax Free Reserves hereby files its Rule 24f-2 Notice.

     (i) This Rule 24f-2 Notice is being filed for the period from January 1, 1995, to August 31, 1995, ("Fiscal Period"). It is the intent of the Fund to cease operations effective August 31, 1995, therefore this Notice serves to terminate the Fund's election under Rule 24f-2.

     (ii) No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Period.

     (iii) 31,736,923 shares of the Fund were registered during the Fiscal Period pursuant to Rule 24e-2.

     (iv) 115,031,328 shares of the Fund were sold during the Fiscal Period.

     (v) 115,031,328 shares of the Fund were sold during the Fiscal Period in reliance upon the Declaration of the Fund pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.

     In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales over redemptions during the Fiscal Period was less than and was deducted from registrant's balance of definitively registered shares.

Rule 24f-2 Notice for                             Page 2
Eaton Vance Tax Free Reserves
1933 Act File No. 2-73244
1940 Act File no. 811-3226


Aggregate Sale Price for Shares                               $115,031,328
Sold During Fiscal Period Pursuant to
Rule 24f-2.

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period                                            $ 91,739,544


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Fund Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940                           $ 23,291,784

Equals                                                        $ 0


     Any questions regarding the matter should be addressed to Hadi C. Mezher, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


                                                   Sincerely,

                                                   Eaton Vance Tax Free Reserves


                                                   /s/ James F. Alban
                                                       James F. Alban
                                                       Assistant Treasurer


Enclosures  (Opinion of Counsel)

                             EATON VANCE MANAGEMENT
                               24 Federal Street
                                Boston, MA 02110



                               OPINION OF COUNSEL

                                                              September 15, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:  Rule 24f-2 Notice for
     Eaton Vance Tax Free Reserves
     1933 Act File No. 2-73244
     1940 Act File no. 811-3226



Gentlemen:

     In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, 115,031,328 shares of the Fund sold in reliance upon said Rule 24f-2 during the Fiscal Period from January 1, 1995, to August 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                            Sincerely,

                                            Eaton Vance Management


                                            /s/ H. Day Brigham, Jr.
                                                H. Day Brigham, Jr.
                                            Vice President and
                                            Chairman of the Executive Committee
                                            Member of Massachusetts and New York
                                                      Bars